Performance Management	Dec. 22, 2025
T. Rowe Price Global Value Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s I Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s I Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
GLOBAL VALUE EQUITY FUND—I CLASS
Calendar Year Returns
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	20.65%	Worst Quarter	3/31/20	-25.44%
The fund’s return for the nine months ended 9/30/25 was 22.85%.
Year to Date Return, Label [Optional Text]	return for the nine months ended
Bar Chart, Year to Date Return	22.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.65%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI World Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the I Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2024

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
I Class						07/26/2012
Returns before taxes	13.39%	8.87%	7.93%	—%
Returns after taxes on distributions	11.65	8.02	6.75	—
Returns after taxes on distributions and sale
of fund shares	9.00	6.89	6.09	—
Investor Class						03/02/2020
Returns before taxes	13.20	—	—	10.78

MSCI World Index Net (reflects no deduction for fees and expenses)
	18.67	11.17	9.95	13.01	[a]

MSCI World Value Index Net (reflects no deduction for fees and expenses)
	11.47	6.97	6.65	9.49	[a]
Lipper Global Multi-Cap Value Funds Average
	10.41	7.26	6.66	9.86	[b]

[a]	Return since 3/2/20.

[b]	Return since 2/29/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the I Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees and expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Institutional Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI Emerging Markets Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/20	19.38%	Worst Quarter	3/31/20	-23.59%
The fund’s return for the nine months ended 9/30/25 was 24.28%.
Year to Date Return, Label [Optional Text]	return for the nine months ended
Bar Chart, Year to Date Return	24.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (MSCI Emerging Markets Index Net). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2024

				Inception
	1 Year	5 Years	10 Years	date
Institutional Emerging Markets Equity Fund				10/31/2002
Returns before taxes	-1.60%	-4.08%	2.05%
Returns after taxes on distributions	-1.44	-4.34	1.87
Returns after taxes on distributions
and sale of fund shares	-0.42	-2.81	1.80

MSCI Emerging Markets Index Net (reflects no deduction for fees or expenses)
	7.50	1.70	3.64

Lipper Emerging Markets Funds Average
	6.21	1.81	3.39

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com